Deferred Revenue and Deferred Charges (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Deferred Revenue Arrangement [Line Items]
Current deferred revenue	¥ 67,664	¥ 81,219
Long-term deferred revenue	75,657	72,214
Current deferred charges	12,913	11,481
Long-term deferred charges	¥ 75,657	¥ 72,214